Rule 497(e)
File Nos. 333-177070;
811-05961

GREAT-WEST SMART TRACKSM VARIABLE ANNUITY

(formerly First Great-West Smart TrackSM Variable Annuity)

Supplement dated September 24, 2012 to the

Statement of Additional Information dated May 1, 2012

for Variable Annuity-2 Series Account

of Great-West Life & Annuity Insurance Company of New York

Effective September 24, 2012, First Great-West Life & Annuity Insurance Company is renamed Great-West Life & Annuity Insurance Company of New York. Therefore, all references to “First Great-West Life & Annuity Insurance Company” in the Statement of Additional Information are hereby deleted and replaced with “Great-West Life & Annuity Insurance Company of New York.”

Effective September 24, 2012, First Great-West Smart Track Variable Annuity is renamed Great-West Smart Track Variable Annuity. Therefore, all references to “First Great-West Smart Track Variable Annuity” in the Statement of Additional Information are hereby deleted and replaced with “Great-West Smart Track Variable Annuity.”

This Supplement must be accompanied by, or read in conjunction with,

the Statement of Additional Information dated May 1, 2012.

Please read this Supplement carefully and retain it for future reference.